CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net loss	$ (116,737)	$ (71,064)	$ (19,780)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	49,441	18,499	6,822
Change in fair value of contingent consideration	(11,680)	65	2,845
Change in fair value of embedded derivative	0	12,764	0
Change in fair value of warrant liabilities	(82,914)	0	0
Loss on extinguishment of debt	13,115	23,277	0
Amortization of debt issuance costs	4,887	6,716	539
Non-cash lease expense	664	0	0
Write off of other receivables	0	531	0
Stock-based compensation	27,983	528	182
Paid in kind interest expense	0	7,287	0
Changes in operating assets and liabilities:
Accounts receivable, net (Related parties comprised $0, $343 and $(71) for the years ended December 31, 2021, 2020 and 2019, respectively)	(15,135)	(30,309)	(17,640)
Inventory	(185)	(275)	(373)
Other assets	(16,409)	(2,760)	(1,119)
Prepaid expenses and other current assets	(11,779)	(5,152)	(2,086)
Accounts payable and accrued expenses (Related parties comprised $0 $60 and $0 for the years ended December 31, 2021, 2020, and 2019, respectively)	33,723	27,325	10,330
Interest accrued due to sellers	1,464	1,698	1,234
Payment of paid in kind interest on extinguishment of debt	0	(7,287)	0
Deferred rent (Related parties comprised $0, $0 and $0 for the years ended December 31, 2021, 2020, and 2019, respectively)	0	1,147	956
Deferred revenue (Related parties comprised $0, $5,265 and $0 for the years ended December 31, 2021, 2020, and 2019, respectively)	693	5,265	0
Other liabilities (Related parties comprised $(92) $8,234 and $0 for the years ended December 31, 2021, 2020, and 2019, respectively)	(5,658)	2,510	2,625
Net cash used in operating activities	(128,527)	(9,235)	(15,465)
Cash Flows from Investing Activities:
Purchase of property and equipment (Related parties comprised $(8,059), $(7,202) and $(5,343) for the years ended December 31, 2021, 2020, and 2019, respectively)	(34,354)	(12,072)	(9,310)
Acquisitions of subsidiaries including non-compete intangibles, net of cash acquired	(1,070,307)	(207,625)	(83,355)
Payments (to) from sellers	(26,587)	(53,201)	1,944
Other (Related parties comprised $0, $4,496 and $(4) for the years ended December 31, 2021, 2020, and 2019, respectively)	0	4,532	(63)
Net cash used in investing activities	(1,131,248)	(268,366)	(90,784)
Cash Flows from Financing Activities:
Contributions from member	0	103,016	60,655
Distributions to member	0	(106,143)	(1,165)
Business combination and PIPE financing	935,362	0	0
Payments of long-term debt	(657,917)	(318,754)	(2,017)
Debt issuance costs	(17,394)	(31,111)	(762)
Proceeds from long-term debt	1,120,000	664,096	76,200
Prepayment fees on extinguishment of debt	0	(27,969)	0
Proceeds from revolving credit facility	0	9,700	18,050
Repayments of revolving credit facility	0	(9,700)	(18,050)
Proceeds from insurance financing arrangements	1,701	2,865	866
Payments of principal on insurance financing arrangements	(1,701)	(2,865)	(866)
Repayments of equipment loans	(314)	(235)	(226)
Repayments of capital lease obligations	(1,227)	(684)	(547)
Employee stock purchase plan contributions	10,494	0	0
Other	134	0	(100)
Net cash provided by financing activities	1,389,138	282,216	132,038
Net increase (decrease) in cash, cash equivalents and restricted cash	129,363	4,615	25,789
Cash, cash equivalents and restricted cash at beginning of year	33,807	29,192	3,403
Cash, cash equivalents and restricted cash at end of period	163,170	33,807	29,192
Supplemental cash flow information:
Interest paid	41,844	22,615	8,690
Income taxes paid	1,150	0	0
Non-cash investing and financing activities:
Right-of-use assets obtained in exchange of lease liabilities	152,608	0	0
Issuance of securities by Cano Health, Inc. in connection with acquisitions	64,469	0	0
Issuance of securities in PCIH in connection with acquisitions	0	34,300	9,250
Contingent consideration in connection with acquisitions	47,900	2,695	0
Due to sellers in connection with acquisitions	1,295	13,593	39,751
Addition to construction in process funded through accounts payable	2,200	0	0
Humana Affiliate Provider clinic leasehold improvements	11,866	8,142	0
Capital lease obligations entered into for property and equipment	0	1,331	1,344
Equipment loan obligations entered into for property and equipment	967	103	1,109
Issuance of security in exchange for balance due to sellers	$ 0	$ 2,158	$ 25